Revenue From Contracts With Customers (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Remaining performance obligations	$ 2,785,920	$ 3,434,900
Revenues recognized percentage		100.00%